Portfolio of Investments
CTIVP® – Westfield Mid Cap Growth Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.4%
Issuer	Shares	Value ($)
Communication Services 5.1%
Entertainment 1.8%
Live Nation Entertainment, Inc.(a)	70,700	5,376,028
Interactive Media & Services 3.3%
Match Group, Inc.(a)	80,430	3,840,532
ZoomInfo Technologies, Inc., Class A(a)	144,930	6,037,784
Total		9,878,316
Total Communication Services		15,254,344
Consumer Discretionary 13.8%
Auto Components 0.9%
Aptiv PLC(a)	33,180	2,595,008
Hotels, Restaurants & Leisure 6.7%
Chipotle Mexican Grill, Inc.(a)	5,360	8,054,794
Hilton Worldwide Holdings, Inc.	64,970	7,836,681
Vail Resorts, Inc.	19,680	4,243,795
Total		20,135,270
Internet & Direct Marketing Retail 1.7%
Etsy, Inc.(a)	52,300	5,236,799
Textiles, Apparel & Luxury Goods 4.5%
lululemon athletica, Inc.(a)	30,287	8,467,034
Tapestry, Inc.	172,741	4,911,027
Total		13,378,061
Total Consumer Discretionary		41,345,138
Energy 3.2%
Oil, Gas & Consumable Fuels 3.2%
Devon Energy Corp.	159,310	9,579,310
Total Energy		9,579,310
Financials 9.5%
Banks 1.7%
First Republic Bank	38,100	4,973,955
Capital Markets 5.8%
LPL Financial Holdings, Inc.	31,048	6,783,367
MSCI, Inc.	15,275	6,442,842
Tradeweb Markets, Inc., Class A	74,229	4,188,000
Total		17,414,209
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 2.0%
Arthur J Gallagher & Co.	35,540	6,085,159
Total Financials		28,473,323
Health Care 16.1%
Biotechnology 2.9%
Ascendis Pharma A/S ADR(a)	53,040	5,476,911
Sarepta Therapeutics, Inc.(a)	28,250	3,122,755
Total		8,599,666
Health Care Equipment & Supplies 8.0%
Cooper Companies, Inc. (The)	18,349	4,842,301
DexCom, Inc.(a)	111,400	8,972,156
IDEXX Laboratories, Inc.(a)	18,790	6,121,782
Insulet Corp.(a)	18,098	4,151,681
Total		24,087,920
Health Care Providers & Services 1.5%
Quest Diagnostics, Inc.	37,590	4,611,917
Life Sciences Tools & Services 3.7%
Avantor, Inc.(a)	208,756	4,091,618
ICON PLC(a)	38,590	7,092,070
Total		11,183,688
Total Health Care		48,483,191
Industrials 18.0%
Aerospace & Defense 2.4%
TransDigm Group, Inc.	13,713	7,196,857
Commercial Services & Supplies 3.6%
Copart, Inc.(a)	61,530	6,546,792
Waste Connections, Inc.	31,650	4,276,864
Total		10,823,656
Electrical Equipment 4.2%
AMETEK, Inc.	49,910	5,660,293
Rockwell Automation, Inc.	32,875	7,071,741
Total		12,732,034
Machinery 1.9%
IDEX Corp.	27,940	5,583,809
CTIVP® – Westfield Mid Cap Growth Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
CTIVP® – Westfield Mid Cap Growth Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 2.8%
CoStar Group, Inc.(a)	69,600	4,847,640
FTI Consulting, Inc.(a)	20,680	3,426,883
Total		8,274,523
Trading Companies & Distributors 3.1%
WESCO International, Inc.(a)	79,010	9,432,214
Total Industrials		54,043,093
Information Technology 26.7%
Communications Equipment 1.3%
Ciena Corp.(a)	96,870	3,916,454
Electronic Equipment, Instruments & Components 1.7%
Teledyne Technologies, Inc.(a)	14,905	5,029,990
IT Services 4.4%
Genpact Ltd.	69,570	3,045,079
Global Payments, Inc.	55,660	6,014,063
MongoDB, Inc.(a)	21,170	4,203,515
Total		13,262,657
Semiconductors & Semiconductor Equipment 3.7%
Marvell Technology, Inc.	112,870	4,843,252
Microchip Technology, Inc.	104,950	6,405,098
Total		11,248,350
Software 13.9%
Ceridian HCM Holding, Inc.(a)	90,830	5,075,581
Fortinet, Inc.(a)	211,380	10,385,100
HubSpot, Inc.(a)	13,220	3,570,986
Lightspeed Commerce, Inc.(a)	135,619	2,384,182
NiCE Ltd., ADR(a)	24,170	4,549,761
Common Stocks (continued)
Issuer	Shares	Value ($)
Palo Alto Networks, Inc.(a)	55,030	9,013,364
Splunk, Inc.(a)	3,067	230,638
Zscaler, Inc.(a)	39,890	6,556,719
Total		41,766,331
Technology Hardware, Storage & Peripherals 1.7%
NetApp, Inc.	83,735	5,179,010
Total Information Technology		80,402,792
Materials 1.3%
Chemicals 1.3%
Celanese Corp., Class A	43,470	3,927,080
Total Materials		3,927,080
Real Estate 3.7%
Equity Real Estate Investment Trusts (REITS) 3.7%
Essex Property Trust, Inc.	28,900	7,000,447
Lamar Advertising Co., Class A	49,680	4,098,103
Total		11,098,550
Total Real Estate		11,098,550
Total Common Stocks (Cost $318,703,467)		292,606,821

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(b),(c)	6,404,964	6,401,761
Total Money Market Funds (Cost $6,401,773)		6,401,761
Total Investments in Securities (Cost: $325,105,240)		299,008,582
Other Assets & Liabilities, Net		1,583,787
Net Assets		300,592,369

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	9,142,488	83,583,366	(86,324,081)	(12)	6,401,761	(2,323)	49,204	6,404,964
2	CTIVP® – Westfield Mid Cap Growth Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – Westfield Mid Cap Growth Fund, September 30, 2022 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – Westfield Mid Cap Growth Fund | Third Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7040_12_A01_(11/22)